Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Comprehensive Loss
Net loss	$ (11,811)	$ (17,699)	$ (29,602)	$ (26,475)	$ (61,933)	$ (21,630)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	4	2	24	14	29	(113)
Other comprehensive income, net of tax	4	2	24	14	29	(113)
Comprehensive loss	$ (11,807)	$ (17,697)	$ (29,578)	$ (26,461)	$ (61,904)	$ (21,743)